Note 13 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Net operating loss carry forward	$ 119,170	$ 113,819
Interest	4,845	4,188
Accrued rebates	3,819	6,994
Warrant derivatives	3,061	1,504
Research and development credits	2,416	2,416
Stock-based compensation expense	1,259	4,250
Accrued expenses	1,027	758
Section 174 capitalization	780	836
Inventory	256	743
Lease liability	305	492
Fixed assets	99	0
Other	975	1,332
Total deferred tax assets	138,012	137,332
Less: valuation allowance	(137,250)	(135,954)
Deferred tax assets, net of valuation allowance	762	1,378
Intangibles	(563)	(845)
ROU asset	(199)	(483)
Fixed assets	0	(50)
Total deferred tax liabilities	(762)	(1,378)
Net deferred tax liabilities	$ 0	$ 0